Income Taxes (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 8,867	$ 4,265
Deferred tax assets	$ 614	$ 299